Subsequent Event	12 Months Ended
Dec. 31, 2024
Subsequent Event [Abstract]
SUBSEQUENT EVENT
25	SUBSEQUENT EVENT

The Company has evaluated subsequent events through the date the financial statements were available to be issued. Based on this evaluation, there are no subsequent events that require disclosure or adjustment to the financial statements as of the reporting date.